UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue, 14th Floor

         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,293,050 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309    37727  1690300 SH       SOLE                  1690300        0        0
ABITIBI-CONSOLIDATED INC       COM              003924107    13911  3443300 SH       SOLE                  3443300        0        0
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     2314   242800 SH       SOLE                   242800        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    88219  2650014 SH       SOLE                  2650014        0        0
AON CORP                       COM              037389103    47443  1319700 SH       SOLE                  1319700        0        0
BAXTER INTL INC                COM              071813109    20018   531685 SH       SOLE                   531685        0        0
CALLAWAY GOLF CO               COM              131193104    40136  2900000 SH       SOLE                  2900000        0        0
CAPITALSOURCE INC              COM              14055X102    69088  3084264 SH       SOLE                  3084264        0        0
CERIDIAN CORP NEW              COM              156779100    71451  2875277 SH       SOLE                  2875277        0        0
CIT GROUP INC                  COM              125581108     5471   105664 SH       SOLE                   105664        0        0
E TRADE FINANCIAL CORP         COM              269246104   100085  4797930 SH       SOLE                  4797930        0        0
EARTHLINK INC                  COM              270321102    17443  1570000 SH       SOLE                  1570000        0        0
FIRST DATA CORP                COM              319963104    21505   500000 SH       SOLE                   500000        0        0
FLOWSERVE CORP                 COM              34354P105    61562  1556176 SH       SOLE                  1556176        0        0
HEWITT ASSOCS INC              COM              42822Q100    54507  1946000 SH       SOLE                  1946000        0        0
HUDSON CITY BANCORP            COM              443683107    24751  2042172 SH       SOLE                  2042172        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    35315   888200 SH       SOLE                   888200        0        0
LEHMAN BROS HLDGS INC          COM              524908100    13671   106661 SH       SOLE                   106661        0        0
MCDERMOTT INTL INC             COM              580037109   139406  3125000 SH       SOLE                  3125000        0        0
MONSTER WORLDWIDE INC          COM              611742107    55842  1368000 SH       SOLE                  1368000        0        0
NASDAQ STOCK MARKET INC        COM              631103108    15243   433274 SH       SOLE                   433274        0        0
NCR CORP NEW                   COM              62886E108    54371  1601963 SH       SOLE                  1601963        0        0
OPENWAVE SYS INC               COM NEW          683718308    63036  3608221 SH       SOLE                  3608221        0        0
PERKINELMER INC                COM              714046109    31217  1325000 SH       SOLE                  1325000        0        0
PETROQUEST ENERGY INC          COM              716748108      541    47500 SH       SOLE                    47500        0        0
RCN CORP                       COM NEW          749361200    35325  1506400 SH       SOLE                  1506400        0        0
TELEWEST GLOBAL INC            COM              87956T107    17602   738944 SH       SOLE                   738944        0        0
TYCO INTL LTD NEW              COM              902124106    35654  1235404 SH       SOLE                  1235404        0        0
UNITED RENTALS INC             COM              911363109    89951  3845694 SH       SOLE                  3845694        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    30245  1040414 SH       SOLE                  1040414        0        0